Income Taxes (Tables)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of Components of Pretax Loss
The components of
pre-tax
loss are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
U.S.	$(1,540,919)	$(2,497,989)	$(1,162,229)
Non-U.S.	(2,273,432)	(1,231,261)	(766,040)

Total pre-tax loss	$(3,814,351)	$(3,729,250)	$(1,928,269)

Summary of Tax Povision
The components of income tax provision (benefit) are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
Current tax provision (benefit):
Federal	$—	$—	$—
State and local	—	—	—
Non-U.S.	20,456	49,371	9,263

Total current tax provision	20,456	49,371	9,263

Deferred tax provision (benefit):
Federal	(118)	(148)	(1,741)
State and local	(324)	(510)	(6,777)
Non-U.S.	(508)	(3,076)	(1,595)

Total deferred tax provision (benefit)	(950)	(3,734)	(10,113)

Income tax provision (benefit)	$19,506	$45,637	$(850)

Summary of a Reconciliation of the Statutory Federal Income Tax Rate Benefit to the Companys Effective Tax Rate Benefit
The reconciliation of the U.S. Federal statutory rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019 (1)	2018 (1)
Income tax provision (benefit) at the U.S. Federal tax rate	$(801,014)	$(783,143)	$(404,937)
State income taxes, inclusive of valuation allowance	(256)	(403)	(5,354)
Withholding tax	8,350	13,712	—
Foreign rate differential	(39,240)	(23,087)	(14,355)
Stock-based compensation	30,567	13,772	4,251
Non-deductible expenses	15,056	13,333	16,196
Non-deductible financial instrument expense	(136,753)	(15,402)	27,768
Goodwill Impairment	1,492	39,482	—
Rate Change	(143,058)	10,259	5,238
ChinaCo Deconsolidation	286,637	—	—
Other, net	54,609	(3,298)	(1,775)
Valuation allowance	743,116	780,412	372,118

Income tax provision (benefit)	$19,506	$45,637	$(850)

(1)	Certain lines from the prior years have been reclassified to align with the 2020 presentation with no impact to the Income tax provision (benefit) amount.

Summary of Net Deferred Tax Assets	The components of deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019 (2)
Deferred tax assets:
Investment in partnership	$488,786	$477,612
Deferred rent	136,502	125,635
Property and Equipment	71,353	40,645
Accrued expenses	11,527	20,231
Stock-based compensation	8,107	4,487
Deferred financing obligation	2,546	989
Unrealized (gain) loss on foreign exchange	3,634	5,222
Net operating loss	2,033,703	1,205,139
Capital Loss	40,677	—
Finite-lived intangibles	1,259,586	1,144,862
Interest	6,989	1,863
Lease Liability	2,636,664	2,762,142
Other	14,515	7,996

Total deferred tax assets	6,714,589	5,796,823
Valuation allowance	(4,057,892)	(3,011,064)

Total net deferred tax assets	2,656,697	2,785,759

Deferred tax liabilities:
Deferred Rent	(755)	—
Accrued Expenses	(2,206)	(343)
Unrealized (Gain)/Loss	(7,655)	(181)
Property and equipment	(10,969)	(14,584)
Finite-lived intangibles	(264)	(5,284)
Right of Use Asset	(2,630,343)	(2,763,802)
Other	(3,128)	(404)
Indefinite-lived intangibles	—	(11)

Total deferred tax liabilities	(2,655,320)	(2,784,609)

Net deferred tax assets (1)	$1,377	$1,150

(1)	As of December 31, 2020 and 2019, $1.4 million and $1.2 million net deferred tax asset is included as a component of other assets on the accompanying consolidated balance sheet, respectively.
(2)	Certain 2019 lines have been reclassified to align with the 2020 presentation with no impact to the Net deferred tax assets (liabilities).

BOWX ACQUISITION CORP [Member]
Summary of Tax Povision
The income tax provision (benefit) consists of the following:

For the Period from May 19, 2020 (inception) through December 31, 2020
Current
Federal	$22,010
State	—
Deferred
Federal	(48,114)
State	—
Valuation allowance	48,114

Income tax provision	$22,010

Summary of a Reconciliation of the Statutory Federal Income Tax Rate Benefit to the Companys Effective Tax Rate Benefit
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

For the Period from May 19, 2020 (inception) through December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liabilities	(20.5)%
Change in valuation allowance	(1.0)%

Effective Tax Rate	-0.5%

Summary of Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Start-up/Organization costs	$48,114

Total deferred tax assets	48,114
Valuation allowance	(48,114)

Deferred tax asset, net of allowance	$—